UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

9700 Village Center Drive, Suite 50-N

Granite Bay, CA  95746

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DSS AmericaFirst Defensive Growth Fund
DSS AmericaFirst Large Cap Share Buyback Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

 (Unaudited)

DSS AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCK - 101.68%

Aircraft Engines & Engine Parts - 2.02%
535	Raytheon Technologies Corp.	$ 46,042

Aircraft Parts & Auxiliary Equipment - 1.91%
3,311	Park Aerospace Corp.	43,705

Beverages - 2.05%
187	Constellation Brands, Inc. Class B	46,750

Biological Products (No Diagnostic Substances) - 11.06%
184	Biogen, Inc. *	44,145
2,660	Coherus Biosciences, Inc. *	42,454
613	Gilead Sciences, Inc.	44,510
1,313	Halozyme Therapeutics, Inc. *	52,796
270	Moderna, Inc. *	68,575
		252,480
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 4.04%
1,285	The Kraft Heinz Co.	46,131
1,136	Treehouse Foods, Inc. *	46,042
		92,173
Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 4.00%
956	Seneca Foods Corp. Class A *	45,840
334	The J.M. Smucker Co.	45,364
		91,204
Converted Paper & Paperboard Products (No Containers/Boxes) - 2.01%
321	Kimberly-Clark Corp.	45,877

Electric & Other Services Combined - 12.24%
763	Alliant Energy Corp.	46,902
1,075	Avista Corp.	45,677
716	CMS Energy Corp.	46,576
572	Consolidated Edison, Inc.	48,803
1,732	NiSource, Inc.	47,821
762	NorthWestern Corp.	43,556
		279,335
Electric Services - 6.27%
657	Black Hills Corp.	46,364
1,187	NRG Energy, Inc.	51,136
1,515	PPL Corp.	45,541
		143,041
Fabricated Rubber Products - 1.99%
97	West Pharmaceutical Services, Inc.	45,494

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 1

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Gas & Other Services Combined - 2.06%
1,023	UGI Corp.	$ 46,966

Hospital & Medical Service Plans - 2.13%
105	Anthem, Inc.	48,672

In Vitro & In Vivo Diagnostic Substances - 1.73%
292	Quidel Corp.	39,417

Natural Gas Distribution - 4.22%
1,797	South Jersey Industries, Inc.	46,938
472	Atmos Energy Corp.	49,451
		96,389
Natural Gas Transmission & Distribution - 1.83%
595	Southwest Gas Holdings, Inc.	41,680

Malt Beverages - 1.97%
775	Molson Coors Beverage Co. Class A	44,950

Ophthalmic - 2.07%
113	The Cooper Cos., Inc.	47,340

Pharmaceutical Preparations - 11.93%
365	Abbvie, Inc.	49,421
769	Bristol-Myers Squibb Co.	47,947
2,414	Collegium Pharmaceutical, Inc. *	45,093
2,545	Innoviva, Inc. *	43,901
568	Merck & Co., Inc.	43,532
67	Regeneron Pharmaceuticals, Inc. *	42,312
		272,206
Services-Computer Integrated Systems Design - 4.44%
2,572	Allscripts Healthcare Solutions, Inc. *	47,453
580	Cerner Corp.	53,865
		101,318
Services-Computer Programming, Data, Processing, Etc. - 1.93%
1,673	HealthStream, Inc. *	44,100

Services-General Medical & Surgical Hospitals - 3.94%
316	Universal Health Services, Inc. Class B	40,973
599	Tenet Healthcare Corp.	48,932
		89,905
Services-Help Supply Services - 2.02%
1,660	Cross Country Healthcare, Inc. *	46,082

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 1

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Services-Medical Laboratories - 2.04%
148	Laboratory Corp. of America Holdings *	$ 46,503

Ship & Boat Building & Repairing - 3.87%
224	Huntington Ingalls Industries, Inc.	41,830
223	General Dynamics Corp.	46,489
		88,319
Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.76%
790	Nu Skin Enterprises, Inc. Class A	40,092

Wholesale-Farm Product Raw Materials - 2.16%
900	Universal Corp.	49,428

Wholesale-Groceries, General Line - 1.99%
1,769	SpartanNash Co.	45,569

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.00%
598	Hologic, Inc. *	45,783

TOTAL COMMON STOCK (Cost $2,219,917) - 101.68%		$ 2,320,820

INVESTMENTS IN SECURITIES, AT VALUE (Cost $2,219,917) *** - 101.68%		$ 2,320,820

LIABILITIES LESS OTHER ASSETS - (1.68)%		(38,329)

NET ASSETS - 100.00%		$ 2,282,491

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $2,219,917 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $153,609

Gross Unrealized Depreciation                                         (52,706)

       Net Unrealized Appreciation                                   $100,903

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 2

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Electric & Other Services Combined	12.04%
Pharmaceutical Preparations	11.73%
Biological Products (No Diagnostic Substances)	10.88%
Electric Services	6.16%
Services-Computer Integrated Systems Design	4.37%
Natural Gas Distribution	4.15%
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties	3.97%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies	3.93%
Services-General Medical & Surgical Hospitals	3.87%
Ship & Boat Building & Repairing	3.81%
Wholesale-Farm Product Raw Materials	2.13%
Hospital & Medical Service Plans	2.10%
Ophthalmic	2.04%
Gas & Other Services Combined	2.02%
Beverages	2.01%
Services-Medical Laboratories	2.00%
Services-Help Supply Services	1.99%
Aircraft Engines & Engine Parts	1.98%
Converted Paper & Paperboard Products (No Containers/Boxes)	1.98%
X-Ray Apparatus & Tubes & Related Irradiation Apparatus	1.97%
Fabricated Rubber Products	1.96%
Wholesale-Groceries, General Line	1.96%
Malt Beverages	1.94%
Services-Computer Programming, Data, Processing, Etc.	1.90%
Aircraft Parts & Auxiliary Equipment	1.88%
Natural Gas Transmission & Distribution	1.80%
Wholesale-Drugs Proprietaries & Druggists' Sundries	1.73%
In Vitro & In Vivo Diagnostic Substances	1.70%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2021 and are subject to change.

Semi-Annual Report | 3

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCK - 108.85%

Aircraft & Parts - 2.26%
1,434	Textron, Inc.	$ 110,705

Arrangement of Transportation of Freight & Cargo - 2.32%
1,056	C.H. Robinson Worldwide, Inc.	113,657

Biological Products (No Diagnostic Substances) - 4.39%
432	Biogen, Inc.	103,646
494	Amgen, Inc.	111,135
		214,781
Computer & Office Equipment - 2.09%
2,719	HP, Inc.	102,425

Electronic Computers - 2.18%
602	Apple, Inc.	106,897

Finance Services - 2.15%
2,265	Synchrony Financial	105,073

Fire, Marine & Casualty Insurance - 4.38%
1,917	American International Group, Inc.	109,001
1,526	The Hartford Financial Services Group, Inc.	105,355
		214,356
Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 2.16%
1,509	Masco Corp.	105,962

Hotels & Motels - 2.37%
2,588	MGM Resorts International	116,149

Investment Advice - 2.14%
348	Ameriprise Financial, Inc.	104,978

Laboratory Analytical Instruments - 2.25%
65	Mettler-Toledo International, Inc.	110,319

National Commercial Banks - 8.43%
2,272	Bank of America Corp.	101,081
1,229	Comerica, Inc.	106,923
716	Capital One Financial Corp.	103,885
2,100	Wells Fargo & Co.	100,758
		412,647

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Operative Builders - 4.48%
18	NVR, Inc.	$ 106,360
1,980	PulteGroup, Inc.	113,177
		219,537
Personal Credit Institutions - 2.20%
934	Discover Financial Services	107,933

Petroleum Refining - 2.13%
1,627	Marathon Petroleum Corp.	104,112

Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass) - 4.54%
666	Celanese Corp. Class A	111,928
1,636	Sealed Air Corp.	110,381
		222,309
Railroads, Line-Haul Operating - 1.46%
994	Canadian Pacific Railway Ltd. (Canada)	71,508

Retail-Auto & Home Supply Stores - 4.60%
55	AutoZone, Inc.	115,301
156	O'Reilly Automotive, Inc.	110,172
		225,473
Retail-Building Materials, Hardware, Garden Supply - 2.16%
300	The Sherwin-Williams Co.	105,648

Retail-Eating Places - 2.28%
804	Yum! Brands, Inc.	111,643

Retail-Grocery Stores - 0.00%
1	Koninklijke Ahold Delhaize NV ADR	34

Retail-Lumber & Other Building Materials Dealers - 4.23%
248	The Home Depot, Inc.	102,922
404	Lowe's Cos., Inc.	104,426
		207,348
Retail-Retail Stores - 2.26%
268	Ulta Beauty, Inc.	110,507

Retail-Variety Stores - 1.95%
412	Target Corp.	95,353

Retail-Women's Clothing Stores - 1.97%
1,384	Bath & Body Works, Inc.	96,589

Security Brokers, Dealers & Flotation Companies - 2.05%
263	The Goldman Sachs Group, Inc.	100,611

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Services-Business Services - 4.27%
1,484	eBay, Inc.	$ 98,686
494	FleetCor Technologies, Inc.	110,577
		209,263
Services-Computer Integrated Systems Design - 4.97%
1,416	Cerner Corp.	131,504
670	Jack Henry & Associates, Inc.	111,883
		243,387
Services-Computer Programming Services - 2.16%
416	Versign, Inc.	105,589

Services-General Medical & Surgical Hospitals - 2.30%
439	HCA Healthcare, Inc.	112,788

Services-Help Supply Services - 2.09%
918	Robert Half International, Inc.	102,375

Services-Management Services - 2.21%
323	Gartner, Inc.	107,985

Services-Medical Laboratories - 2.31%
655	Quest Diagnostics, Inc.	113,322

Services-Prepackaged Software - 4.18%
824	Electronic Arts, Inc.	108,686
1,104	Oracle Corp.	96,280
		204,966
State Commercial Banks - 2.11%
2,375	Fifth Third Bancorp	103,431

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.21%
947	Nucor Corp.	108,100

Wholesale-Durable Goods - 2.20%
208	W.W. Grainger, Inc.	107,794

Wholesale-Groceries & Related Products - 2.24%
194	Domino's Pizza, Inc.	109,480

Wholesale-Motor Vehicles & Motor Vehicle - 2.17%
1,768	LKQ Corp.	106,133

TOTAL COMMON STOCK (Cost $4,978,266) - 108.85%		$ 5,331,167

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 0.51%
25,033	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 0.01% **	$ 25,041
TOTAL MONEY MARKET FUND (Cost $25,041) - 0.51%		$ 25,041

INVESTMENTS IN SECURITIES, AT VALUE (Cost $5,003,307) *** - 109.36%		$ 5,356,208

LIABILITIES LESS OTHER ASSETS - (9.36)%		(458,303)

NET ASSETS - 100.00%		$ 4,897,905

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,003,307 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $449,649

Gross Unrealized Depreciation                          (96,748)

          Net Unrealized Appreciation                 $352,901

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

National Commercial Banks	7.70%
Services-Computer Integrated Systems Design	4.54%
Retail-Auto & Home Supply Stores	4.21%
Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass)	4.15%
Operative Builders	4.10%
Biological Products (No Diagnostic Substances)	4.01%
Fire, Marine & Casualty Insurance	4.00%
Services-Business Services	3.91%
Retail-Lumber & Other Building Materials Dealers	3.87%
Services-Prepackaged Software	3.83%
Hotels & Motels	2.17%
Arrangement of Transportation of Freight & Cargo	2.12%
Services-Medical Laboratories	2.12%
Services-General Medical & Surgical Hospitals	2.11%
Retail-Eating Places	2.08%
Aircraft & Parts	2.07%
Laboratory Analytical Instruments	2.06%
Retail-Retail Stores	2.06%
Wholesale-Groceries & Related Products	2.04%
Personal Credit Institutions	2.02%
Services-Management Services	2.02%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)	2.02%
Wholesale-Durable Goods	2.01%
Electronic Computers	2.00%
Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures	1.98%
Wholesale-Motor Vehicles & Motor Vehicle	1.98%
Retail-Building Materials, Hardware, Garden Supply	1.97%
Services-Computer Programming Services	1.97%
Finance Services	1.96%
Investment Advice	1.96%
Petroleum Refining	1.94%
State Commercial Banks	1.93%
Computer & Office Equipment	1.91%
Services-Help Supply Services	1.91%
Security Brokers, Dealers & Flotation Companies	1.88%
Retail-Women's Clothing Stores	1.80%
Retail-Variety Stores	1.78%
Railroads, Line-Haul Operating	1.34%
Money Market Fund	0.47%
Retail-Grocery Stores	0.00%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2021 and are subject to change.

Semi-Annual Report | 8

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCK - 75.23%

Accident & Health Insurance - 1.57%
2,305	Aflac, Inc.	$ 134,589

Agricultural Production-Crops - 1.53%
2,771	Corteva, Inc.	131,013

Air Transportation, Scheduled - 0.19%
819	American Airlines Group, Inc. *	14,715
80,929	AMR Corp. (a) *	1,619
		16,334
Aircraft & Parts - 1.61%
1,787	Textron, Inc.	137,956

Beverages - 1.60%
548	Constellation Brands, Inc. Class B	137,000

Computer Communications Equipment - 1.66%
2,246	Cisco Systems, Inc.	142,329

Construction Machinery & Equipment - 1.56%
646	Caterpillar, Inc.	133,554

Electronic Computers - 1.55%
748	Apple, Inc.	132,822

Farm Machinery & Equipment - 1.45%
363	Deere & Co.	124,469

Finance Services - 3.11%
823	American Express Co.	134,643
2,829	Synchrony Financial	131,237
		265,880
Fire, Marine & Casualty Insurance - 1.59%
1,154	The Allstate Corp.	135,768

General Building Contractors - Residential Buildings - 1.54%
1,135	Lennar Corp.	131,842

Gold & Silver Ores - 1.67%
2,302	Newmont Corp.	142,770

Guided Missiles & Space Vehicles & Parts - 1.56%
376	Lockheed Martin Corp.	133,634

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Instruments for Measuring & Testing of Electricity & Electrical Signals - 1.55%
810	Teradyne, Inc.	$ 132,459

Life Insurance - 1.56%
1,236	Prudential Financial, Inc.	133,785

Measuring & Controlling Devices - 1.54%
197	Thermo Fisher Scientific, Inc.	131,446

National Commercial Banks - 4.38%
894	Capital One Financial Corp.	129,710
1,979	Citigroup, Inc.	119,512
2,621	Wells Fargo & Co.	125,756
		374,978
Operative Builders - 1.60%
1,261	D.R. Horton, Inc.	136,755

Optical Instruments & Lenses - 1.50%
299	KLA Corp.	128,603

Paper Mills - 1.50%
2,739	International Paper Co.	128,678

Personal Credit Institutions - 1.57%
1,165	Discover Financial Services	134,627

Pharmaceutical Preparations - 1.49%
1,660	Merck & Co., Inc.	127,222

Radio & Tv Broadcasting & Communication Equipment - 1.50%
702	Qualcomm, Inc.	128,375

Retail-Auto & Home Supply Stores - 1.59%
566	Advanced Auto Parts, Inc.	135,772

Retail-Building Materials, Hardware, Garden Supply - 1.54%
551	Tractor Supply Co.	131,469

Retail-Catalog & Mail-Order Houses - 1.60%
668	CDW Corp.	136,793

Retail-Eating Places - 1.59%
903	Darden Restaurants, Inc.	136,028

Retail-Lumber & Other Building Materials Dealers - 1.50%
309	The Home Depot, Inc.	128,238

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Retail-Radio TV & Consumer Electronics Stores - 1.43%
1,207	Best Buy Co., Inc.	$ 122,631

Retail-Variety Stores - 1.39%
513	Target Corp.	118,729

Security Brokers, Dealers & Flotation Companies - 2.96%
1,298	Morgan Stanley	127,412
329	The Goldman Sachs Group, Inc.	125,859
		253,271
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.45%
630	T. Rowe Price Group, Inc.	123,883

Semiconductors & Related Devices - 4.52%
813	Applied Materials, Inc.	127,934
2,541	Intel Corp.	130,862
822	Skyworks Solutions, Inc.	127,525
		386,321
Services-Advertising Agencies - 1.59%
1,858	Omnicom Group, Inc.	136,136

Services-Prepackaged Software - 2.87%
374	Microsoft Corp.	125,784
1,376	Oracle Corp.	120,001
		245,785
Special Industry Machinery - 1.50%
178	Lam Research Corp.	128,009

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.58%
1,185	Nucor Corp.	135,268

Wholesale-Durable Goods - 1.57%
259	W.W. Grainger, Inc.	134,224

Wholesale-Electronic Parts & Equipment - 1.53%
810	TE Connectivity Ltd. (Switzerland)	130,685

Wholesale-Miscellaneous Durable Goods - 1.48%
224	Pool Corp.	126,784

Wholesale-Motor Vehicle Supplies & New Parts - 1.61%
985	Genuine Parts Co.	138,097

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.55%
2,205	LKQ Corp.	132,366

TOTAL COMMON STOCK (Cost $6,616,529) - 75.23%		$ 6,437,377

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUND - 23.77%
8,880	iShares 7-10 Year Treasury Bond ETF	$ 1,021,200
6,822	iShares 10-20 Year Treasury Bond ETF	1,012,385
TOTAL EXCHANGE TRADED FUND (Cost $2,066,779) - 23.77%		$ 2,033,585

MONEY MARKET FUND - 1.56%
133,756	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 0.01% **	133,796
TOTAL MONEY MARKET FUND (Cost $133,796) - 1.56%		$ 133,796

INVESTMENTS IN SECURITIES, AT VALUE (Cost $8,817,104) *** - 100.56%		$ 8,604,758

LIABILITIES LESS OTHER ASSETS - (0.56)%		(47,807)

NET ASSETS - 100.00%		$ 8,556,951

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,817,104 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation              $   378,577

Gross Unrealized Depreciation                  (590,923)

       Net Unrealized Depreciation           $ (212,346)

(a) Indicates an illiquid and fair valued security. As of December 31, 2021, the Fund had a total of $1,619 or 0.02% of its net assets in illiquid securities.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Accident & Health Insurance	1.56%
Agricultural Production-Crops	1.52%
Air Transportation, Scheduled	0.19%
Aircraft & Parts	1.60%
Beverages	1.59%
Computer Communications Equipment	1.65%
Construction Machinery & Equipment	1.55%
Electronic Computers	1.54%
Farm Machinery & Equipment	1.45%
Finance Services	3.09%
Fire, Marine & Casualty Insurance	1.58%
General Building Contractors - Residential Buildings	1.53%
Gold & Silver Ores	1.66%
Guided Missiles & Space Vehicles & Parts	1.55%
Instruments for Measuring & Testing of Electricity & Electrical Signals	1.54%
Life Insurance	1.55%
Measuring & Controlling Devices	1.53%
National Commercial Banks	4.36%
Operative Builders	1.59%
Optical Instruments & Lenses	1.49%
Paper Mills	1.50%
Personal Credit Institutions	1.57%
Pharmaceutical Preparations	1.48%
Radio & Tv Broadcasting & Communication Equipment	1.49%
Retail-Auto & Home Supply Stores	1.58%
Retail-Building Materials, Hardware, Garden Supply	1.53%
Retail-Catalog & Mail-Order Houses	1.59%
Retail-Eating Places	1.58%
Retail-Lumber & Other Building Materials Dealers	1.49%
Retail-Radio TV & Consumer Electronics Stores	1.43%
Retail-Variety Stores	1.38%
Security Brokers, Dealers & Flotation Companies	2.94%
Security & Commodity Brokers, Dealers, Exchanges & Services	1.44%
Semiconductors & Related Devices	4.49%
Services-Advertising Agencies	1.58%
Services-Prepackaged Software	2.86%
Special Industry Machinery	1.49%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)	1.57%
Wholesale-Durable Goods	1.56%
Wholesale-Electronic Parts & Equipment	1.52%
Wholesale-Miscellaneous Durable Goods	1.47%
Wholesale-Motor Vehicle Supplies & New Parts	1.61%
Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies	1.54%
Exchange Traded Funds	23.63%
Money Market Fund	1.56%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2021 and are subject to change.

Semi-Annual Report | 13

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCK - 61.23%

Accident & Health Insurance - 1.29%
1,773	Principal Financial Group, Inc.	$ 128,241

Biological Products (No Diagnostic Substances) - 1.28%
1,743	Gilead Sciences, Inc.	126,559

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 1.32%
3,654	The Kraft Heinz Co.	131,179

Cigarettes - 1.34%
2,795	Altria Group, Inc.	132,455

Computer & Office Equipment - 2.64%
3,296	HP, Inc.	124,160
1,028	International Business Machines Corp.	137,403
		261,563
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.31%
912	Kimberly-Clark Corp.	130,343

Crude Petroleum & Natural Gas - 2.57%
2,942	Devon Energy Corp.	129,595
1,408	EOG Resources, Inc.	125,073
		254,668
Electric & Other Services Combined - 5.32%
2,171	Alliant Energy Corp.	133,451
2,037	CMS Energy Corp.	132,507
1,924	Public Service Enterprise Group, Inc.	128,389
1,370	WEC Energy Group, Inc.	132,986
		527,333
Electric Services - 4.05%
1,101	DTE Energy Co.	131,614
1,197	Entergy Corp.	134,842
1,965	The Southern Co.	134,760
		401,216
Fire, Marine & Casualty Insurance - 1.33%
1,122	Allstate Corp.	132,003

Food & Kindred Products - 1.32%
3,011	Campbell Soup Co.	130,858

Gas & Other Services Combined - 1.34%
1,004	Sempra Energy	132,809

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Industrial Organic Chemicals - 1.32%
1,421	LyondellBasell Industries NV Class A	$ 131,059

Life Insurance - 1.31%
1,201	Prudential Financial, Inc.	129,996

Men's & Boys', Furnishings, Work Clothing & Allied Garments - 1.25%
1,696	VF Corp.	124,181

National Commercial Banks - 7.46%
1,922	Citigroup, Inc.	116,070
1,490	Comerica, Inc.	129,630
8,196	Huntington Bancshares, Inc.	126,382
5,447	KeyCorp	125,989
5,467	Regions Financial Corp.	119,181
2,191	U.S. Bancorp	123,068
		740,320
Natural Gas Distribution - 1.42%
1,344	Atmos Energy Corp.	140,811

Natural Gas Transmission & Distribution - 1.21%
2,049	ONEOK, Inc.	120,399

Paperboard Containers & Boxes - 1.27%
928	Packaging Corp.	126,347

Petroleum Refining - 1.27%
1,973	Marathon Petroleum Corp.	126,252

Pharmaceutical Preparations - 5.35%
1,037	AbbVie, Inc.	140,410
2,187	Bristol-Myers Squibb Co.	136,359
1,614	Merck & Co., Inc.	123,697
2,198	Pfizer, Inc.	129,792
		530,258
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.57%
4,495	Dow, Inc.	254,956

Retail-Eating Places - 1.34%
879	Darden Restaurants, Inc.	132,413

Security Brokers, Dealers & Flotation Companies - 1.25%
1,261	Morgan Stanley	123,780

Semiconductors & Related Devices - 1.28%
2,472	Intel Corp.	127,308

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Services-Advertising Agencies - 2.71%
1,805	Omnicom Group, Inc.	$ 132,252
3,635	The Interpublic Group of Cos., Inc.	136,131
		268,383
Specialty Cleaning, Polishing & Sanitation Preparations - 1.27%
725	Clorox Co.	126,411

State Commercial Banks - 2.50%
2,583	Citizens Financial Group, Inc.	122,047
2,879	Fifth Third Bancorp	125,380
		247,427
Wholesale-Computers & Peripheral Equipment & Software - 1.34%
8,456	Hewlett Packard Enterprise Co.	133,351

TOTAL COMMON STOCK (Cost $5,867,450) - 61.23%		$6,072,879

EXCHANGE TRADED FUNDS - 25.91%
5,689	iShares 10-20 Year Treasury Bond ETF	844,248
7,403	iShares 7-10 Year Treasury Bond ETF	851,345
26,523	VanEck Vectors Fallen Angel High Yield Bond ETF	874,463
TOTAL EXCHANGE TRADED FUNDS (Cost $2,606,174) - 25.91%		$2,570,056

REAL ESTATE INVESTMENT TRUSTS - 5.36%
1,454	Equity Residential	131,587
2,663	Iron Mountain, Inc.	139,355
1,823	Realty Income Corp.	130,509
813	Simon Property Group, Inc.	129,893
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $488,766) - 5.36%		$ 531,344

MONEY MARKET FUND - 7.50%
744,140	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 0.01% *	744,363
TOTAL MONEY MARKET FUND (Cost $744,403) - 7.50%		$ 744,363

INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,706,793) ** - 100.00%		$9,918,642

LIABILITIES LESS OTHER ASSETS - (0.00)%		(27)

NET ASSETS - 100.00%		$9,918,615

* Variable rate security; the money market rate shown represents the seven day yield at December 31, 2021.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,706,793 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $   320,291

Gross Unrealized Depreciation                       (108,442)

       Net Unrealized Appreciation                $   211,850

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Funds	25.91%
Money Market Fund	7.51%
National Commercial Banks	7.46%
Real Estate Investment Trusts	5.36%
Pharmaceutical Preparations	5.35%
Electric & Other Services Combined	5.32%
Electric Services	4.05%
Services-Advertising Agencies	2.71%
Computer & Office Equipment	2.64%
Crude Petroleum & Natural Gas	2.57%
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers	2.57%
State Commercial Banks	2.50%
Natural Gas Distribution	1.42%
Cigarettes	1.34%
Gas & Other Services Combined	1.34%
Wholesale-Computers & Peripheral Equipment & Software	1.34%
Fire, Marine & Casualty Insurance	1.33%
Retail-Eating Places	1.33%
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties	1.32%
Food & Kindred Products	1.32%
Industrial Organic Chemicals	1.32%
Converted Paper & Paperboard Products (No Containers/Boxes)	1.31%
Life Insurance	1.31%
Accident & Health Insurance	1.29%
Biological Products (No Diagnostic Substances)	1.28%
Semiconductors & Related Devices	1.28%
Paperboard Containers & Boxes	1.27%
Petroleum Refining	1.27%
Specialty Cleaning, Polishing & Sanitation Preparations	1.27%
Men's & Boys', Furnishings, Work Clothing & Allied Garments	1.25%
Security Brokers, Dealers & Flotation Companies	1.25%
Natural Gas Transmission & Distribution	1.21%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2021 and are subject to change.

Semi-Annual Report | 17

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021 (UNAUDITED)

Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:				
Investments in Securities, at Value (Cost $2,219,917; $5,003,307; $8,817,104; and $9,706,793, respectively)	$ 2,320,820	$ 5,356,208	$ 8,604,758	$ 9,918,642
Cash	-	-	4,579	5,492
Receivables:				
Due from Advisor	7,489	2,686	-	-
Dividends & Interest	2,369	5,120	8,016	23,832
Prepaid Expenses	11,266	11,217	16,251	13,791
Total Assets	2,341,944	5,375,231	8,633,604	9,961,757
Liabilities:				
Payables:				
Advisory Fees	-	-	5,874	6,248
Shareholder Redemptions	-	-	31,992	-
Due to Custodian	42,000	453,512	511	-
Transfer Agent & Administration Fees	4,432	4,643	7,865	6,100
Distribution (12b-1) Fees	917	2,241	6,216	4,740
Trustee Fees	361	231	547	252
Servicing Fees	587	492	738	1,484
Accrued Expenses	11,156	16,207	22,910	24,318
Total Liabilities	59,453	477,326	76,653	43,142
Net Assets	$ 2,282,491	$ 4,897,905	$ 8,556,951	$ 9,918,615
Net Assets Consist of:				
Paid In Capital	$ 12,338,688	$ 4,455,792	$ 21,202,328	$ 19,897,792
Accumulated Earnings (Deficit)	(10,056,197)	442,113	(12,645,377)	(9,979,177)
Net Assets	$ 2,282,491	$ 4,897,905	$ 8,556,951	$ 9,918,615
Class A Shares				
Net Assets	$ 1,367,378	$ 3,011,088	$ 3,390,747	$ 4,996,012
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	159,358	252,972	248,115	892,010
Net asset value per share	$ 8.58	$ 11.90	$ 13.67	$ 5.60
Short-term redemption price per share (a)	$ 8.49	$ 11.78	$ 13.53	$ 5.54
Minimum redemption price per share (d)	$ 8.49	$ 11.78	$ 13.53	$ 5.54
Maximum offering price per share (b)	$ 9.03	$ 12.53	$ 14.39	$ 5.83
Class I Shares				
Net Assets	$ 304,233	$ 1,586,751	$ 2,239,473	$ 2,738,441
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	32,926	129,078	148,317	464,203
Net asset value and offering price per share	$ 9.24	$ 12.29	$ 15.10	$ 5.90
Short-term redemption price per share (a)	$ 9.15	$ 12.17	$ 14.95	$ 5.84
Class U Shares				
Net Assets	$ 610,880	$ 300,066	$ 2,926,731	$ 2,184,162
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	75,595	26,280	226,628	382,459
Net asset value per share	$ 8.08	$ 11.42	$ 12.91	$ 5.71
Short-term redemption price per share (a)	$ 8.00	$ 11.29	$ 12.79	$ 5.65
Minimum redemption price per share (d)	$ 8.00	$ 11.29	$ 12.79	$ 5.65
Maximum offering price per share (c)	$ 8.29	$ 11.71	$ 13.26	$ 5.83

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2021 (UNAUDITED)

 The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2021	Year Ended 6/30/2021
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Loss	$ (42,337)	$ (36,193)
Net Realized Gain on Investments in Securities	603,344	1,557,293
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(5,264)	140,049
Net Increase in Net Assets Resulting from Operations	555,743	1,661,149
Distributions to Shareholders:		
Distributions	(1,224,901)	-
Total Distributions Paid to Shareholders	(1,224,901)	-
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	51,531	154,375
Class I	213,880	96,299
Class U	-	5,000
Reinvestment of Distributions:		
Class A	402,064	-
Class I	314,499	-
Class U	54,794	-
Cost of Shares Redeemed:		
Class A	(1,163,687)	(1,134,939)
Class I	(63,637)	(657,271)
Class U	(219,935)	(209,571)
Redemption Fees	50	34
Net Decrease in Net Assets from Capital Share Transactions	(410,441)	(1,746,073)
Net Decrease in Net Assets	(1,079,599)	(84,924)
Net Assets:		
Beginning of Year/Period	5,977,504	6,062,428
End of Year/Period		
	$ 4,897,905	$ 5,977,504
Share Activity		
Class A:		
Shares Sold	3,533	12,228
Shares Reinvested	33,844	-
Shares Redeemed	(80,663)	(91,976)
Net Decrease in Shares of Beneficial Interest Outstanding	(43,286)	(79,748)
Class I:		
Shares Sold	13,991	8,146
Shares Reinvested	25,632	-
Shares Redeemed	(4,324)	(54,640)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	35,299	(46,494)
Class U:		
Shares Sold	-	441
Shares Reinvested	4,806	-
Shares Redeemed	(15,483)	(18,924)
Net Decrease in Shares of Beneficial Interest Outstanding	(10,677)	(18,483)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

DSS AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2021	Year Ended 6/30/2021
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Income (Loss)	$ (944)	$ 128,427
Net Realized Gain (Loss) on Investments in Securities	(103,336)	2,044,147
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	925	(53,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,355)	2,119,430
Distributions to Shareholders:		
Distributions	(61,413)	(105,085)
Return of Capital	(298,538)	(510,839)
Total Distributions Paid to Shareholders	(359,951)	(615,924)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	1,024,527	416,117
Class I	1,103,165	195,404
Class U	577,692	477,717
Reinvestment of Distributions:		
Class A	141,680	240,140
Class I	93,919	155,743
Class U	60,609	92,600
Cost of Shares Redeemed:		
Class A	(392,529)	(838,017)
Class I	(404,564)	(590,898)
Class U	(218,957)	(727,154)
Redemption Fees	-	552
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,985,542	(577,796)
Net Increase in Net Assets	1,522,236	925,710
Net Assets:		
Beginning of Year/Period	8,396,379	7,470,669
End of Year/Period	$ 9,918,615	$ 8,396,379
Share Activity		
Class A:		
Shares Sold	178,331	76,510
Shares Reinvested	25,016	45,556
Shares Redeemed	(68,540)	(156,930)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	134,807	(34,864)
Class I:		
Shares Sold	180,915	33,544
Shares Reinvested	15,779	28,378
Shares Redeemed	(68,344)	(105,923)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	128,350	(44,001)
Class U:		
Shares Sold	99,888	81,067
Shares Reinvested	10,512	17,401
Shares Redeemed	(38,275)	(139,290)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	72,125	(40,822)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ending 12/31/2021		Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Period/Year	$ 10.21		$ 8.03	$ 9.68	$ 9.59	$ 10.47	$ 11.30
From Investment Operations:							
Net Investment Loss *	(0.07)		(0.15)	(0.11)	(0.17)	(0.17)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(1.56)		2.33	(1.54)	0.26	(0.71)	(0.70)
Total from Investment Operations	(1.63)		2.18	(1.65)	0.09	(0.88)	(0.82)
Distributions from:							
Net Realized Gain	-		-	-	-	-	(0.01)
Total Distributions	-		-	-	-	-	(0.01)
Paid in Capital From Redemption Fees (c) *	-		-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 8.58		$ 10.21	$ 8.03	$ 9.68	$ 9.59	$ 10.47
Total Return (a)	(15.96)%	(g)	27.15%	(17.05)%	0.94%	(8.40)%	(7.26)%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 1,367		$ 1,849	$ 1,862	$ 3,279	$ 5,216	$ 12,430
Before Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	6.11%	(f)	4.44%	3.82%	3.79%	3.12%	3.02%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(4.52)%	(f)	(3.18)%	(2.16)%	(2.23)%	(1.75)%	(1.18)%
After Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	3.26%	(f)	2.86%	2.82%	3.31%	3.02%	3.02%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.66)%	(f)	(1.60)%	(1.16)%	(1.75)%	(1.66)%	(1.18)%
Portfolio Turnover	722.13%	(g)	775.61%	920.18%	496.34%	1020.14%	341.27%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.70%, 0.44%, and 0.36%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year/Period	$ 10.97	$ 8.58	$ 10.30	$ 10.15	$ 11.02	$ 11.86
From Investment Operations:						
Net Investment Loss *	(0.05)	(0.10)	(0.07)	(0.13)	(0.12)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)	2.49	(1.65)	0.28	(0.75)	(0.73)
Total from Investment Operations	(1.72)	2.39	(1.72)	0.15	(0.87)	(0.83)
Distributions from:						
Net Realized Gain	-	-	-	-	-	(0.01)
Total Distributions	-	-	-	-	-	(0.01)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 9.24	$ 10.97	$ 8.58	$ 10.30	$ 10.15	$ 11.02
Total Return (a)	(15.77)% (g)	27.86%	(16.70)%	1.48%	(7.89)%	(7.00)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 304	$ 422	$ 857	$ 2,369	$ 4,077	$ 14,302
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	6.02% (f)	4.28%	3.55%	3.61%	2.88%	2.74%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(4.42)% (f)	(3.01)%	(1.94)%	(2.04)%	(1.51)%	(0.97)%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	2.76% (f)	2.32%	2.27%	2.80%	2.53%	2.66%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.17)% (f)	(1.04)%	(0.66)%	(1.23)%	(1.16)%	(0.89)%
Portfolio Turnover	722.13% (g)	775.61%	920.18%	496.34%	1020.14%	341.27%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.70%, 0.44%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year/Period	$ 9.64	$ 7.62	$ 9.23	$ 9.19	$ 10.09	$ 10.96
From Investment Operations:						
Net Investment Loss *	(0.09)	(0.18)	(0.14)	(0.21)	(0.21)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(1.48)	2.20	(1.47)	0.25	(0.69)	(0.67)
Total from Investment Operations	(1.57)	2.02	(1.61)	0.04	(0.90)	(0.86)
Distributions from:						
Net Realized Gain	-	-	-	-	-	(0.01)
Total Distributions	-	-	-	-	-	(0.01)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 8.08	$ 9.64	$ 7.62	$ 9.23	$ 9.19	$ 10.09
Total Return (a)	(16.18)% (g)	26.51%	(17.44)%	0.44%	(8.92)%	(7.85)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 611	$ 801	$ 1,042	$ 1,778	$ 2,636	$ 5,861
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	6.31% (f)	4.59%	4.54%	4.41%	3.87%	3.75%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(4.72)% (f)	(3.33)%	(2.87)%	(2.84)%	(2.50)%	(1.96)%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	3.75% (f)	3.33%	3.33%	3.81%	3.53%	3.67%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.15)% (f)	(2.07)%	(1.66)%	(2.23)%	(2.16)%	(1.88)%
Portfolio Turnover	722.13% (g)	775.61%	920.18%	496.34%	1020.14%	341.27%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.70%, 0.44%, and 0.35%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	Period Ended (d) 6/30/2017
Net Asset Value, at Beginning of Period/Year	$ 13.96	$ 10.57	$ 11.49	$ 11.44	$ 10.29	$ 10.00
From Investment Operations:						
Net Investment Loss *	(0.09)	(0.07)	(0.05)	(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	1.60	3.46	(0.88)	0.65	1.34	0.48
Total from Investment Operations	1.51	3.39	(0.93)	0.61	1.23	0.29
Distributions from:						
Net Realized Gain	(3.56)	-	-	(0.56)	(0.08)	-
Total Distributions	(3.56)	-	-	(0.56)	(0.08)	-
Paid in Capital From Redemption Fees *	- (c)	- (c)	0.01	- (c)	- (c)	- (c)
Net Asset Value, at End of Period/Year	$ 11.90	$ 13.96	$ 10.57	$ 11.49	$ 11.44	$ 10.29
Total Return (a)	10.79% ***	32.07%	(8.01)%	5.72%	11.94%	2.90% ***
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 3,011	$ 4,136	$ 3,974	$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)	3.72% **	3.26%	3.41%	3.18%	4.26%	12.14% **
Ratio of Net Investment Loss to Average Net Assets (b)(e)	(2.53)% **	(1.72)%	(1.70)%	(1.53)%	(2.94)%	(10.70)% **
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)	2.48% **	2.14%	2.11%	1.96%	2.35%	5.92% **
Ratio of Net Investment Loss to Average Net Assets (b)(e)	(1.29)% **	(0.61)%	(0.41)%	(0.31)%	(1.02)%	(4.49)% **
Portfolio Turnover	231.22% ***	547.28%	248.03%	164.13%	216.65%	46.12% ***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	Period Ended (d) 6/30/2017
Net Asset Value, at Beginning of Period/Year	$ 14.29	$ 10.79	$ 11.68	$ 11.59	$ 10.33	$ 10.00
From Investment Operations:						
Net Investment Loss *	(0.07)	(0.04)	(0.01)	(0.00) (c)	(0.01)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	1.63	3.54	(0.89)	0.65	1.35	0.53
Total from Investment Operations	1.56	3.50	(0.90)	0.65	1.34	0.33
Distributions from:						
Net Realized Gain	(3.56)	-	-	(0.56)	(0.08)	-
Total Distributions	(3.56)	-	-	(0.56)	(0.08)	-
Paid in Capital From Redemption Fees *	- (c)	- (c)	0.01	- (c)	- (c)	- (c)
Net Asset Value, at End of Period/Year	$ 12.29	$ 14.29	$ 10.79	$ 11.68	$ 11.59	$ 10.33
Total Return (a)	10.96% ***	32.44%	(7.62)%	5.99%	12.97%	3.30% ***
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 1,587	$ 1,340	$ 1,514	$ 2,274	$ 2,120	$ 341
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)	3.61% **	3.18%	3.18%	2.91%	3.58%	15.47% **
Ratio of Net Investment Loss to Average Net Assets (b)(e)	(2.41)% **	(1.62)%	(1.43)%	(1.29)%	(2.29)%	(13.91)% **
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)	2.18% **	1.88%	1.88%	1.66%	1.34%	6.44% **
Ratio of Net Investment Loss to Average Net Assets (b)(e)	(0.99)% **	(0.32)%	(0.13)%	(0.04)%	(0.07)%	(4.89)% **
Portfolio Turnover	231.22% ***	547.28%	248.03%	164.13%	216.65%	46.12% ***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021		Years Ended 6/30/2021		6/30/2020	6/30/2019		6/30/2018		Period Ended (d) 6/30/2017	
Net Asset Value, at Beginning of Period/Year	$ 13.57		$ 10.35		$ 11.34	$ 11.36		$ 10.28		$ 10.00	
From Investment Operations:											
Net Investment Loss *	(0.14)		(0.16)		(0.13)	(0.11)		(0.17)		(0.26)	
Net Realized and Unrealized Gain (Loss) on Investments	1.55		3.38		(0.87)	0.65		1.33		0.54	
Total from Investment Operations	1.41		3.22		(1.00)	0.54		1.16		0.28	
Distributions from:											
Net Realized Gain	(3.56)		-		-	(0.56)		(0.08)		-	
Total Distributions	(3.56)		-		-	(0.56)		(0.08)		-	
Paid in Capital From Redemption Fees *	-	(c)	-	(c)	0.01	-	(c)	-	(c)	-	(c)
Net Asset Value, at End of Period/Year	$ 11.42		$ 13.57		$ 10.35	$ 11.34		$ 11.36		$ 10.28	
Total Return (a)	10.44%	***	31.11%		(8.73)%	5.12%		11.27%		2.80%	***
Ratios/Supplemental Data:											
Net Assets at End of Period/Year (Thousands)	$ 300		$ 502		$ 574	$ 1,053		$ 374		$ 55	
Before Waiver/Reimbursement:											
Ratio of Expenses to Average Net Assets (b)	3.89%	**	3.46%		4.15%	3.92%		4.51%		16.00%	**
Ratio of Net Investment Loss to Average Net Assets (b)(e)	(2.64)%	**	(1.90)%		(2.47)%	(2.24)%		(3.26)%		(14.52)%	**
After Waiver/Reimbursement:											
Ratio of Expenses to Average Net Assets (b)	3.24%	**	2.88%		2.83%	2.68%		2.80%		7.84%	**
Ratio of Net Investment Loss to Average Net Assets (b)(e)	(2.00)%	**	(1.32)%		(1.15)%	(1.00)%		(1.55)%		(6.36)%	**
Portfolio Turnover	231.22%	***	547.28%		248.03%	164.13%		216.65%		46.12%	***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

**  Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND CLASS A(f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.06%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.08%, respectively.

(e) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.07%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

DSS AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year/Period	$ 5.89	$ 4.84	$ 6.13	$ 7.00	$ 7.41	$ 6.70
From Investment Operations:						
Net Investment Income *	0.00 (c)	0.08	0.09	0.22	0.25	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	1.41	(0.94)	(0.65)	(0.22)	0.96
Total from Investment Operations	(0.07)	1.49	(0.85)	(0.43)	0.03	1.16
Distributions from:						
Net Investment Income	(0.04)	(0.07)	(0.08)	(0.21)	(0.24)	(0.18)
Return of Capital	(0.18)	(0.37)	(0.36)	(0.23)	(0.20)	(0.27)
Total Distributions	(0.22)	(0.44)	(0.44)	(0.44)	(0.44)	(0.45)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 5.60	$ 5.89	$ 4.84	$ 6.13	$ 7.00	$ 7.41
Total Return (a)	(1.15)% (f)	32.34%	(14.55)%	(6.25)%	0.50%	17.61%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 4,996	$ 4,462	$ 3,837	$ 5,583	$ 6,395	$ 6,964
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	3.52% (g)	3.16%	3.08%	2.62%	2.75%	3.63%
Ratio of Net Investment Income (Loss) Average Net Assets (b)(d)(e)	(0.39)% (g)	1.02%	0.99%	3.16%	3.07%	2.05%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	3.00% (g)	2.60%	2.54%	2.36%	2.35%	2.93%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.13% (g)	1.57%	1.53%	3.42%	3.47%	2.76%
Portfolio Turnover	301.23% (f)	677.36%	717.54%	530.98%	331.95%	125.07%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.35%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Not annualized.

(g) Annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

DSS AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year/Period	$ 6.18	$ 5.04	$ 6.33	$ 7.18	$ 7.54	$ 6.78
From Investment Operations:						
Net Investment Income *	0.03	0.13	0.14	0.29	0.31	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)	1.47	(0.97)	(0.68)	(0.21)	0.95
Total from Investment Operations	(0.05)	1.60	(0.83)	(0.39)	0.10	1.21
Distributions from:						
Net Investment Income	(0.04)	(0.12)	(0.13)	(0.23)	(0.26)	(0.18)
Return of Capital	(0.19)	(0.34)	(0.33)	(0.23)	(0.20)	(0.27)
Total Distributions	(0.23)	(0.46)	(0.46)	(0.46)	(0.46)	(0.45)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 5.90	$ 6.18	$ 5.04	$ 6.33	$ 7.18	$ 7.54
Total Return (a)	(0.78)% (f)	33.30%	(13.81)%	(5.55)%	1.42%	18.36%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period(Thousands)	$ 2,738	$ 2,075	$ 1,913	$ 3,195	$ 3,386	$ 3,199
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	3.25% (g)	3.04%	2.83%	2.40%	2.49%	3.18%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.08)% (g)	1.15%	1.33%	3.47%	3.31%	2.55%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	2.18% (g)	1.80%	1.74%	1.56%	1.54%	2.13%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.00% (g)	2.39%	2.42%	4.31%	4.26%	3.60%
Portfolio Turnover	301.23% (f)	677.36%	717.54%	530.98%	331.95%	125.07%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00% ,0.00%, 0.00%, 0.00%, and 0.35%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Not annualized.

(g) Annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 34

DSS AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2021	Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year/Period	$ 5.99	$ 4.90	$ 6.18	$ 7.03	$ 7.43	$ 6.71
From Investment Operations:						
Net Investment Income (Loss) *	(0.01)	0.06	0.06	0.19	0.21	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	1.42	(0.95)	(0.65)	(0.22)	0.95
Total from Investment Operations	(0.08)	1.48	(0.89)	(0.46)	(0.01)	1.12
Distributions from:						
Net Investment Income	(0.03)	(0.05)	(0.05)	(0.16)	(0.19)	(0.16)
Return of Capital	(0.17)	(0.34)	(0.34)	(0.23)	(0.20)	(0.24)
Total Distributions	(0.20)	(0.39)	(0.39)	(0.39)	(0.39)	(0.40)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 5.71	$ 5.99	$ 4.90	$ 6.18	$ 7.03	$ 7.43
Total Return (a)	(1.39)% (f)	31.53%	(15.02)%	(6.65)%	(0.07)%	16.98%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 2,184	$ 1,860	$ 1,720	$ 2,703	$ 2,982	$ 4,352
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	4.23% (g)	3.52%	3.80%	3.31%	3.51%	4.47%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(1.11)% (g)	0.68%	0.34%	2.44%	2.25%	1.21%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	3.50% (g)	3.07%	3.03%	2.86%	2.87%	3.44%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.37)% (g)	1.13%	1.11%	2.89%	2.89%	2.24%
Portfolio Turnover	301.23% (f)	677.36%	717.54%	530.98%	331.95%	125.07%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.36%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Not annualized.

(g) Annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 35

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2021 (UNAUDITED)

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than DSS AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund (formerly AmericaFirst Tactical Alpha Fund and AmericaFirst Absolute Return Fund), and DSS AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former is investment advisor to the Funds. DSS Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,320,820	$2,320,820	$—	$—
Total	$2,320,820	$2,320,820	$—	$—

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Large Cap Share Buyback Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,331,167	$5,331,167	$—	$—
Money Market Fund	25,041	25,041	—	—
Total	$5,356,208	$5,356,208	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$6,437,377	$6,435,758	$—	$1,619
Exchange Traded Fund	2,033,585	2,033,585	—	—
Money Market Fund	133,796	133,796	—	—
Total	$8,604,758	$8,603,139	$—	$1,619

Income Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$6,072,879	$6,072,879	$—	$—
Exchange Traded Funds	2,570,056	2,570,056	—	—
Real Estate Investment Trusts	531,344	531,344	—	—
Money Market Fund	744,363	744,363	—	—
Total	$9,918,642	$9,918,642	$—	$—

1)

As of and during the six months ended December 31, 2021, none of the Funds held securities that were considered to be “Level 3” securities and material to Fund’s portfolios (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

2)

For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2018-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts that existed as of December 31, 2021. The Funds' did not earn net interest income or incur net interest expense on cash deposits and overdrafts, respectively, during the fiscal year.

n)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$17,998,854	$18,268,622
Large Cap Buyback Fund	12,466,688	13,420,083
Risk-On Risk-Off Fund	34,349,736	36,366,375
Income Fund	27,334,954	25,865,225

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

DSS Wealth Management, Inc. (“DSS” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. Under the terms of the Management Agreement, DSS is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

AmericaFirst Capital Management, LLC (“AFCM”) was the investment advisor prior to October 1, 2021, under identical terms.

For the six months ended December 31, 2021, total management fees were as follows:

Defensive Growth Fund	$18,224
Large Cap Buyback Fund	$33,949
Risk-On Risk-Off Fund	$46,377
Income Fund	$59,000

DSS earned the following amounts and the remainder were earned by AFCM:

Defensive Growth Fund	$8,612
Large Cap Buyback Fund	$16,382
Risk-On Risk-Off Fund	$22,254
Income Fund	$30,456

DSS and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2023
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2023
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2023
Income Fund	2.20%	1.40%	2.70%	October 31, 2023

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

Dec. 31, 2024
Defensive Growth Fund
Class A	$10,732
Class I	$2,626
Class U	$4,662

Large Cap Buyback Fund
Class A	$12,137
Class I	$5,790
Class U	$904
Risk-On Risk-Off Fund
Class A	$1,465
Class I	$6,984
Class U	$2,501
Income Fund
Class A	$6,599
Class I	$7,940
Class U	$3,807

AFCM and the Funds had entered into Expense Limitation Agreements (“Expense Limits”) under which the AFCM was contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through October 31, 2019:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2019
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2019
Risk-On Risk-Off Fund	2.45%	1.50% *	2.95%	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	October 31, 2019

* Ratio was 1.20% as of September 1, 2019.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2019 through December 31, 2021(the agreement terminated when AFCM no longer served as investment adviser):

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2022
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2022
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2022
Income Fund	2.20%	1.40%	2.70%	October 31, 2022

Effective November 1, 2020 the expense limitation agreement excluded any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)).

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended December 31, 2021, fees incurred under the Plan were as follows:

Defensive Growth Fund	$1,541
Large Cap Buyback Fund	$1,856
Risk-On Risk-Off Fund	$6,271
Income Fund	$15,363

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent, Accounting Agent, and Administrator. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $10,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

As of December 31, 2021, the Risk-On Risk-Off Fund and Income Fund owed the Adviser each $5,874 and $6,248, respectively.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

As of December 31, 2021, the Adviser owed the Defensive Growth Fund, Large Cap Buyback Fund, and each $7,489 and $2,686, respectively.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2021, redemption fees were assessed as follows:

Defensive Growth Fund	$51
Large Cap Buyback Fund	$34
Risk-On Risk-Off Fund	$0
Income Fund	$552

For the six months ended December 31, 2021, redemption fees were assessed as follows:

Defensive Growth Fund	$0
Large Cap Buyback Fund	$50
Risk-On Risk-Off Fund	$0
Income Fund	$0

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2021, and the six months ended December 31, 2021 was as follows:

For the year ended June 30, 2021:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Defensive Growth Fund	$—	$—	$—	$—
Large Cap Buyback Fund	—	—	—	—
Risk-On Risk-Off Fund	—	—	—	—
Income Fund	105,084	—	510,840	615,924

For the six months ended December 31, 2021:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Defensive Growth Fund	$—	$—	$—	$—
Large Cap Buyback Fund	—	$1,224,901	—	—
Risk-On Risk-Off Fund	—	—	—	—
Income Fund	61,413	—	298,538	359,951

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

Defensive Growth Fund	$—	$—	$(34,026)	$(9,540,029)	$—	$12,734	$(9,561,321)
Large Cap Buyback Fund	685,887	92,360	—	—	—	333,024	1,111,271
Risk-On Risk-Off Fund	—	—	(77,119)	(11,451,571)	—	(344,581)	(11,873,271)
Income Fund	—	—	—	(9,726,796)	—	210,925	(9,515,871)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and distributions from partnership investments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$34,026
Large Cap Buyback Fund	—
Risk-On Risk-Off Fund	77,119
Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Defensive Growth Fund	$—
Large Cap Buyback Fund	—
Risk-On Risk-Off Fund	—
Income Fund	—

At June 30, 2021, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Defensive Growth Fund	$9,009,838	$530,191	$9,540,029
Large Cap Buyback Fund	—	—	—
Risk-On Risk-Off Fund	9,641,638	1,809,933	11,451,571
Income Fund	9,541,438	185,358	9,726,796

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2021 as follows:

	Paid In Capital	Distributable Earnings

Defensive Growth Fund	$(50,232)	$50,232
Large Cap Buyback Fund	-	-
Risk-On Risk-Off Fund	(82,860)	82,860
Income Fund	-	-

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	1/28/2022	0.03695

Class I

	Pay Date	Rate

Ordinary Income	1/28/2022	0.03840

Class U

	Pay Date	Rate

Ordinary Income	1/28/2022	0.03270

Semi-Annual Report | 49

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2021 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2021 and held for the entire period through December 31, 2021.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Defensive Growth Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$840.35	$15.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.77	$16.51

* Expenses are equal to the Fund's annualized expense ratio of 3.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Defensive Growth Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$842.30	$12.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.29	$13.99

* Expenses are equal to the Fund's annualized expense ratio of 2.76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Defensive Growth Fund - Class U
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$838.17	$17.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.30	$18.96

* Expenses are equal to the Fund's annualized expense ratio of 3.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

LargeCap Buyback Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,107.90	$13.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.65	$12.63

* Expenses are equal to the Fund's annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

LargeCap Buyback Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,109.59	$11.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.22	$11.07

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

LargeCap Buyback Fund - Class U
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,104.38	$17.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.87	$16.41

* Expenses are equal to the Fund's annualized expense ratio of 3.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Risk-On Risk-Off Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$986.29	$15.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.12	$16.15

* Expenses are equal to the Fund's annualized expense ratio of 3.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Risk-On Risk-Off Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$992.12	$9.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.27	$10.01

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DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Risk-On Risk-Off Fund - Class U
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$983.24	$18.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.86	$18.41

* Expenses are equal to the Fund's annualized expense ratio of 3.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$980.23	$14.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.13	$15.15

* Expenses are equal to the Fund's annualized expense ratio of 2.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$992.19	$10.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.27	$11.02

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund - Class U
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$986.11	$17.47

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DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.61	$17.66

* Expenses are equal to the Fund's annualized expense ratio of 3.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 54

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. During the six months ended June 30, 2021, the Trust's Liquidity Program Administrator ("LPA") and the Board reviewed the Fund's investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements.  Accordingly, the Board and the LPA concluded that (i) the Fund's liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund's liquidity risk management program has been effectively implemented.

The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

Approval of the Investment Advisory Agreement (“New Management Agreement”) between AmericaFirst Quantitative Funds and DSS Wealth Management, Inc. (“DSS”).

Evaluation by the Board of Trustees

The “New Management Agreement” was approved by a majority of the Board, including the Independent Trustees, in connection with meetings held on May 28, 2021 and July 1, 2021.  The Board reviewed the materials provided by DSS in advance of the meetings and further reviewed materials at the meetings.  Certain officers and a Trustee had conferred with representatives of DSS prior to the meetings and provided a summary of their discussions with DSS.  The Trustees were assisted by independent legal counsel throughout the New Management Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Management Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions that approval of the New Management Agreement would be in each Fund's and its shareholders' best interests.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by DSS to the Funds.  The Trustees reviewed materials provided by DSS related to the New Management Agreement with the Trust on behalf of the Funds, a description of investment decisions and trade execution, DSS's draft Form ADV, a projected revenue and expenses summary, current and projected assessment of financial condition, an overview of the personnel that will perform services for the Funds, a verbal summary of a review of DSS' policies and procedures provided by the Trust's Chief Compliance Officer, the compliance policies and procedures, including a representation that DSS has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information with respect to the Funds' current portfolio manager who will join DSS and provide portfolio management services to each of the Funds.  The Trustees considered that DSS intends to continue the current investment strategies of each of the Funds.  The Trustees discussed the nature of DSS's operations, financial flexibility, the quality of compliance infrastructure, and the experience of its management support personnel.  The Trustees also noted that DSS will have a $1 million errors and omissions insurance policy with a $100,000 deductible.  The Trustees also examined DSS's balance sheet and noted that as is recently formed, does not have an income statement.  The Trustees noted that while DSS is recently formed, it has cash resources that would allow it to operate for many years based on its projected operating costs and the projected net-of-expense-limitation revenues to be received from the Funds.  Overall, the Trustees concluded that DSS had sufficient financial strength to perform as adviser and meet the obligations under the New Expense Limitation Agreement.  Additionally, the Trustees

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DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

noted that even though DSS is recently formed, it will benefit from the years of experience and operational infrastructure to be provided by the current adviser's portfolio manager and chief compliance officer who will join DSS in those roles.  Next, the Trustees considered aspects of the Mr. Gonsalves' and AFCM's regulatory history.  The Trustees noted that in January 2018, both were subject to an SEC Order Instituting Administrative and Cease-and-Desist Proceedings related to violations of certain sections of the Securities Act of 1933, as amended; and the Investment Advisers Act of 1940, as amended.  These violations were related to the capital raising activities of AFCM during 2012 to 2015.  They also noted that Mr. Gonsalves' role with DSS would not involve capital raising activities.  After reviewing the remedial measures taken by AFCM and Mr. Gonsalves, the Trustees found they were satisfied that this matter had been resolved.  After further discussion, the Trustees concluded that DSS has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Management Agreement and that the nature, overall quality and extent of the management services to be provided by DSS generally meet the Board's expectations.

Performance.  Next, the Board noted that DSS has no direct performance history to examine.  The Board concluded it would be informative to review the performance of the Funds, as measured by Class I shares, because the current portfolio manager will continue to serve in that capacity with DSS and each Fund's strategies will remain intact.  Overall, the Board noted that somewhat novel and non-mainstream nature of each Fund's strategies does not lend itself to a simple comparison to a mainstream index.  The Board also considered that none of the Funds pursues an index-tracking strategy.  The Board observed that each Fund had produced positive returns over the year-to-date, one-year, three-year, and five-year periods, each ended June 25, 2021, with the exception of the Defensive Growth Fund which was slightly negative over the five-year period.

The Board noted that the Monthly Risk-On Risk-Off Fund outperformed the Lipper Absolute Return peer group over the year-to-date, one-year, and five-year periods, while lagging over the three-year period.  The Board also considered that this Fund underperformed the S&P 500 Index and Morningstar Tactical Allocation category peer group for the year-to-date, one-year, three-year, and five-year periods.  The Board noted that comparison to the S&P 500 Index is informative, yet not a perfect profile match to the Fund because of the Fund's tactical strategy.  The Board further observed that recently, the Fund has narrowed the performance gap when compared to the Morningstar Tactical Allocation category peer group.  The Board noted that the Income Fund outperformed the Lipper Flexible Portfolio peer group over the year-to-date and one-year periods while lagging over the three-year and five-year periods.  The Board noted that the Income Fund outperformed the Bloomberg Barclays Aggregate Bond Index, for the year-to-date and one-year periods, but lagged somewhat during the three-year period, while outperforming somewhat for the five-year period.  The Board also noted that the Income Fund has outperformed the Morningstar Large Value equity category peer group for the year-to-date period, but lagged for the one-year, three-year, and five-year periods.  The Board noted that comparison to the index and peer group is informative, yet neither is a

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DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

perfect profile match to the Fund because of the Fund's wide-ranging income-seeking strategy.

The Board noted that the Defensive Growth Fund outperformed the Lipper Alternative Long/Short Equity peer group for the one-year period, but lagged for the year-to-date, three-year, and five-year periods.  The Board noted that, similarly, the Defensive Growth Fund outperformed the Morningstar Long/Short Equity category peer group for the one-year period, but lagged for the year-to-date, three-year, and five-year periods.  The Board also considered that the Fund underperformed the S&P 500 Index for the year-to-date, one-year, three-year, and five-year periods.  Here too, the Board noted that comparison to the S&P 500 Index is informative, yet not a perfect profile match to the Fund because the index is long-only while the Fund has long and short elements.  The Board noted that while performance was mixed, the Fund's strategy appears capable of producing positive returns and above comparison group returns.

The Board observed that the Large Cap Share Buyback Fund outperformed the Lipper Multi-Cap Core peer group for the year-to-date period, while lagging for the one-year and three-year periods.  The Board also observed that the Buyback Fund outperformed the Morningstar Large Cap Blend category peer group for the year-to-date period, while lagging for the one-year and three-year periods.  The Board also observed that the Fund outperformed the S&P 500 Index for the year-to-date period while lagging for the one-year and three-year periods.  Here too, the Board noted that comparison to the S&P 500 Index is informative, yet not a perfect profile match to the Fund because the Fund's investment strategy will select only a subset of securities in any index.  The Board also considered a comparison to the S&P 500 Buyback Index, noting the Fund lagged for the year-to-date, one-year and three-year periods.

Overall, the Board found performance mixed and for some Funds somewhat or significantly below expectations but, considered that the novel, non-mainstream, and very long-term nature of the Funds' strategies is likely to lead to periods of underperformance which may last for significant periods of time.  Based, in part, upon the review of performance and strategy discussions provided by the portfolio manager, the Board agreed that it would be inadvisable for the portfolio manager to deviate from the long-term approach.  The Board also considered that the portfolio manager and DSS would undertake steps to consider fine tuning strategies in the hopes of improving performance.  In total, even though the Board found some performance periods for some Funds to be generally below expectations, it was acceptable nonetheless and the Board noted it would continue to monitor performance under DSS.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees to be charged by DSS to fees charged by other advisers to respective peer groups of funds.  The Board noted that the advisory fee for the Funds was above the average for each respective peer group, but within the range of reasonable advisory fees charged by advisers in each respective peer group.  They also noted that each Fund share class had net expense ratios that were projected, based on the most recent prospectus, to be above

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DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

average when compared to the respective peer group, but within (or only slightly above, in the case of Large Cap Share Buyback Class U shares) the range of reasonable fees for the respective class of the peer group.  It was also noted that DSS will provide an expense limitation for each Fund identical to the levels of the current expense limitation with the current adviser.  The Trustees considered the level of sophistication to be utilized by DSS in executing its investment strategies and concluded that the level of advisory fees to be paid to DSS was not unreasonable in light of the quality of the services expected to be received from DSS.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Funds.  The Board concluded that no economies of scale were present at each Fund's current size or a somewhat larger size.  The Board considered DSS' expectation that growth from current level of assets of each Fund is difficult to forecast and agreed that the absence of breakpoints was acceptable at present.  However, the Board noted they would revisit the matter as assets in the Funds grow.

Profitability.  The Trustees considered that DSS is not expected to receive its full advisory fee in most of the forecasted scenarios, because of the effect of the expense limitation agreement for each Fund.  They also reviewed estimates of DSS' expenses for serving each Fund as well as each Fund's projected growth.  The Trustees discussed a projected per-Fund profitability analysis provided by DSS and reviewed industry studies of profit norms.  The Trustees considered an array of projections for Fund asset growth, while noting that optimistic projections may not necessarily be supported by any firm commitments.  The Trustees observed that most Funds are not expected to be profitable, or only modestly so.  They further observed that the Monthly Risk-On Risk-Off Fund, because of its larger size and lessened expense cap burden will likely be profitable and significantly profitable under some projected scenarios.  Nonetheless, the trustees viewed a significant profit as a fair entrepreneurial profit for risks taken and financial commitment made.  Additionally, the Trustees noted that because of DSS' parent company's multi-layer holding company structure and its unconventional method for allocating expenses it is likely that DSS understates the full expenses of DSS and overstates profit margins.  They viewed this aspect as tempering any optimistic profit projections.  Additionally, the Trustees observed, but did not give weight to, the projected marketing costs DSS plans to incur in support of the Funds.

Conclusion.  During the Board's deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the New Management Agreement for each Fund.  Based on the Board's deliberations and its evaluation of the information described above, the Board, including all the Independent Trustees, unanimously approved the New Management Agreement finding that it would be in the best interests of each Fund and its shareholders, subject to shareholder approval, on behalf of each Fund.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Special Shareholders’ Meeting September 10, 2021

A special meeting of the Shareholders of the Funds of AmericaFirst Quantitative Funds was held at 10:00 a.m. Eastern time, September 10, 2021, at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights OH 44147.  Shareholders of record as of August 4, 2021, voted to approve the election of Allan R. Siegel as a trustee.  Trustees serve indefinitely.  Trustees David S. Friedensohn, Monica S. Himes, and Rick A. Gonsalves continue to serve.  Shares are weighted by net asset value per share for purposes of determining votes.  Trustees are elected by a plurality of votes.  Votes abstaining and broker non-votes were not applicable to the vote totals at this meeting.

Outstanding Share Votes as of Record Date	Share Votes Present in Person or by Proxy	Percentage of Share Votes Present for Quorum	Percentage of Voted For	Percentage of Voted Withhold
26,589,057.72	19,256,127.95	72.4%	99.1%	0.9%

Special Shareholders’ Meeting September 13, 2021

A special meeting of the Shareholders of the Funds of AmericaFirst Quantitative Funds was held at 12:30 p.m. Eastern time, September 13, 2021, at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights OH 44147.  Shareholders of record as of June 15, 2021, voted to approve an investment management agreement with DSS Wealth Management, Inc.  Shares are weighted by net asset value per share for purposes of determining votes.  Votes withheld were not applicable to the vote totals at this meeting and broker non-votes were included in against as per policy.

Fund	Outstanding Share Votes as of Record Date	Share Votes Present in Person or by Proxy	Percentage of Share Votes Present for Quorum	Percentage of Voted For	Percentage of Voted Against	Percentage of Voted Abstaining
AmericaFirst Monthly Risk-On Risk-Off Fund	10,234,838.73	5,494,671.07	53.7%	70.6%	26.3%	3.1%
AmericaFirst Income Fund	8,426,606.38	4,612,449.29	54.7%	77.8%	18.5%	3.7%
AmericaFirst Defensive Growth Fund	3,179,212.72	1,760,537.32	55.4%	98.6%	0.4%	1.0%
AmericaFirst Large Cap Share Buyback Fund	6,100,690.56	3,246,602.81	53.2%	92.1%	7.7%	0.2%

Semi-Annual Report | 60

 PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES DSS AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons DSS AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does DSS AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Semi-Annual Report | 61

Who we are
Who is providing this notice?	DSS AmericaFirst Quantitative Funds
What we do
How does DSS AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does DSS AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

 ■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ DSS AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ DSS AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ DSS AmericaFirst Quantitative Funds doesn’t jointly market.

Semi-Annual Report | 62

DSS AmericaFirst Quantitative Funds

MANAGER

DSS Wealth Management, Inc.

1999 Bryan St., Ste. 900

Dallas, TX 75201

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 8, 2022

*Print the name and title of each signing officer under his or her signature.